Earnings per Share (Details) - EUR (€) € / shares in Units, € in Millions, shares in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Earnings per Share
Profit attributable to equity holders of SAP SE	€ 2,284	€ 5,256	€ 5,145
Issued ordinary shares	1,229	1,229	1,229
Effect of treasury shares	(58)	(49)	(46)
Weighted average shares outstanding, basic	1,170	1,180	1,182
Dilutive effect of share-based payments	5	0	0
Weighted average shares outstanding, diluted	1,175	1,180	1,182
Earnings per share, basic, attributable to equity holders of SAP SE (in €)	€ 1.95	€ 4.46	€ 4.35
Earnings per share, diluted, attributable to equity holders of SAP SE (in €)	€ 1.94	€ 4.46	€ 4.35